CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
Discount rate	2.30%	2.15%
Expected salary increase rate	2.00%	2.00%
Turnover rate	5.23%	7.53%
Retirement age of women	60 years	60 years
Retirement age of men	65 years	65 years